NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Detail Textuals 1) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Equity Method Investments [Line Items]
Depreciation methods				straight-line method
Advertising costs	$ 52,389	$ 37,569	$ 59,616	$ 220,230	$ 130,160	$ 192,705	$ 178,853
Core deposit intangible
Schedule of Equity Method Investments [Line Items]
Estimated useful lives				9 years
Equipment
Schedule of Equity Method Investments [Line Items]
Estimated useful lives				three to seven years
Leasehold improvements and buildings
Schedule of Equity Method Investments [Line Items]
Estimated useful lives				fifteen to forty years
Residential real estate loans
Schedule of Equity Method Investments [Line Items]
Loans Receivable Held-for-sale, Amount			$ 9.4	$ 11.4	$ 9.4
Loans receivable, Selling period				7 to 14 days